Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 2,806.2	¥ 2,768.6	¥ 2,846.2
General and administrative expenses	(1,747.1)	(1,739.6)	(1,715.1)
Others	24.9	56.0	61.2
Consolidated net business profit	1,084.0	1,085.0	1,192.3
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	634.9	620.1	626.8
General and administrative expenses	(299.9)	(303.6)	(305.8)
Others	53.5	50.5	46.9
Consolidated net business profit	388.5	367.0	367.9
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,127.4	1,176.1	1,185.7
General and administrative expenses	(910.4)	(934.5)	(930.0)
Others	2.2	2.0	1.8
Consolidated net business profit	219.2	243.6	257.5
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	723.7	680.8	654.6
General and administrative expenses	(383.3)	(370.9)	(351.2)
Others	26.3	52.9	56.1
Consolidated net business profit	366.7	362.8	359.5
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	460.7	438.6	378.0
General and administrative expenses	(82.9)	(79.6)	(77.0)
Others	35.7	32.5	30.6
Consolidated net business profit	413.5	391.5	331.6
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(140.5)	(147.0)	1.1
General and administrative expenses	(70.6)	(51.0)	(51.1)
Others	(92.8)	(81.9)	(74.2)
Consolidated net business profit	¥ (303.9)	¥ (279.9)	¥ (124.2)